Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and temporary investments	$ 3,994	$ 2,073
Accounts and notes receivable, less allowances of $126 in 2011 and $129 in 2010	3,486	3,039
Inventories	2,320	2,347
Deferred income tax assets	296	339
Assets of businesses held for sale	196	0
Other current assets	164	230
Total Current Assets	10,456	8,028
Plants, Properties and Equipment, net	11,817	12,002
Forestlands	660	747
Investments	657	1,133
Goodwill	2,346	2,308
Deferred Charges and Other Assets	1,082	1,191
Total Assets	27,018	25,409
Current Liabilities
Notes payable and current maturities of long-term debt	719	313
Accounts payable	2,500	2,556
Accrued payroll and benefits	467	471
Liabilities of businesses held for sale	43	0
Other accrued liabilities	1,009	1,163
Total Current Liabilities	4,738	4,503
Long-Term Debt	9,189	8,358
Deferred Income Taxes	2,497	2,793
Pension Benefit Obligation	2,375	1,482
Postretirement and Postemployment Benefit Obligation	476	499
Other Liabilities	758	649
Commitments and Contingent Liabilities (Note 10)
Equity
Common stock $1 par value, 2011 - 438.9 shares and 2010 - 438.9 shares	439	439
Paid-in capital	5,908	5,829
Retained earnings	3,355	2,460
Accumulated other comprehensive loss	(3,005)	(1,825)
Total Shareholders' Equity Before Treasury Stock	6,697	6,903
Less: Common stock held in treasury, at cost, 2011 - 1.9 shares and 2010 - 1.2 shares	52	28
Total Shareholders' Equity	6,645	6,875
Noncontrolling interests	340	250
Total Equity	6,985	7,125
Total Liabilities and Equity	$ 27,018	$ 25,409